Postemployment benefit plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	$ 9,029	$ 6,745	$ 10,441
Effect of eliminating early measurement date			17
Actual return on plan assets	1,628	2,194	(3,288)
Company contributions	919	886	288
Benefits paid	(820)	(796)	(713)
Acquisitions / other	4
Fair value of plan assets, end of year	10,760	9,029	6,745
Company contributions through common stock		650
Defined benefit plan, allocation of assets rebalanced from equity to fixed income positions through futures contracts (as a percent)			5.00%
U.S. Pension Benefits | Equities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	70.00%
Portion of equity securities invested in U.S. large and small-cap companies (as a percent)	60.00%
U.S. Pension Benefits | Debt securities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	30.00%
U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, end of year	10	10
Non-U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	2,797	2,175	2,773
Effect of eliminating early measurement date			23
Actual return on plan assets	193	390	(751)
Foreign currency exchange rates	17	243	(407)
Company contributions	58	263	134
Participant contributions	9	10	14
Benefits paid	(168)	(212)	(155)
Settlements and special termination benefits	(51)	(72)
Acquisitions / other	25		544
Fair value of plan assets, end of year	2,880	2,797	2,175
Non-U.S. Pension Benefits | Equities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	62.00%
Non-U.S. Pension Benefits | Debt securities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	31.00%
Non-U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, beginning of year	151
Fair value of plan assets, end of year	179
Defined benefit plan, target allocation of assets (as a percent)	6.00%
Non-U.S. Pension Benefits | Other;
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	1.00%
Other Postretirement Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	1,063	1,042	1,584
Effect of eliminating early measurement date			15
Actual return on plan assets	129	266	(587)
Company contributions	138	94	340
Participant contributions	45	51	41
Benefits paid	(379)	(390)	(351)
Fair value of plan assets, end of year	$ 996	$ 1,063	$ 1,042
Other Postretirement Benefits | Equities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	80.00%
Other Postretirement Benefits | Debt securities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	20.00%